Other Receivables, Net (Details) - Schedule of other receivable - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of other receivable [Abstract]
Deposit to non-trade suppliers	$ 43,591	$ 11,127	$ 7,932
Other receivables from disposal of subsidiaries	3,500
Advance to employees	667	612	2,309
Allowance for doubtful accounts	(385)	(227)	(81)
Total other receivables, net	47,373	11,512	10,160
Movements of allowance for doubtful accounts are as follows:
Beginning balance	227	81
Addition	158	146	81
Ending balance	$ 385	$ 227	$ 81